Employee benefits (Tables)	6 Months Ended
Jun. 30, 2021
Employee benefits
Summary of reconciliation of net liabilities recognized in the statement of financial position

	June 30, 2021			December 31, 2020
	Overfunded	Underfunded		Overfunded	Underfunded
	pension plans	pension plans	Other benefits	pension plans	pension plans	Other benefits
Amount recognized in the statement of financial position
Present value of actuarial liabilities	(3,183)	(4,440)	(1,668)	(3,105)	(4,632)	(1,733)
Fair value of assets	4,045	4,097	—	3,969	3,991	—
Effect of the asset ceiling	(862)	—	—	(864)	—	—
Liabilities	—	(343)	(1,668)	—	(641)	(1,733)

Current liabilities	—	(41)	(72)	—	(47)	(96)
Non-current liabilities	—	(302)	(1,596)	—	(594)	(1,637)
Liabilities	—	(343)	(1,668)	—	(641)	(1,733)

Summary of assumptions used in the Monte Carlo simulation to estimate the fair value of the TSR indicator

PSU	2021
Granted shares	1,474,723
Date shares were granted	04/30/2021
VALE (BRL)	109.02
VALE ON (USD)	20.12
Expected volatility	39.00%p.y.
Expected dividend yield (i)	3.18%p.y.
Expected term (in years)	3
Expected value of the total shareholder return (TSR)	51.20%
Expected value of the performance factor (Total)	60.96%

(i) Source: Bloomberg 04/30/2021

Summary of reclassification from cash-settled to equity-settled

Matching	April 30, 2021	Remeasurement	Reclassification	May 1, 2021	Expense	June 30, 2021
Liability	33	5	(38)	—	—	—
Stockholders' equity	—	—	38	38	5	43
Net income	—	(5)	—	(5)	(5)	(10)

PSU	April 30, 2021	Remeasurement	Reclassification	May 1, 2021	Expense	June 30, 2021
Liability	3	(1)	(2)	—	—	—
Stockholders' equity	—	—	2	2	1	3
Net income	—	1	—	1	(1)	—